Long-Term Debt:	12 Months Ended
Dec. 31, 2015
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
		December 31,
Debt instruments	Borrowers-Issuers	2015	2014

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	305,000	325,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	133,333	—
Total debt		$688,333	$575,000
Less deferred financing fees		(8,048)	(7,493)
Total debt, net of deferred finance costs		$680,285	$567,507
Less current portion, net of deferred financing fees		$(27,467)	$(19,584)

Long-term portion		$652,818	$547,923

$340 million Senior Secured Revolving Credit Facility:
On June 19, 2014, certain subsidiaries of the Partnership entered, on a joint and several basis, into a Senior Secured Revolving Credit Facility (the “$340 Million Credit Facility”) with an affiliate of Credit Suisse for $340.0 million to refinance the $214.1 million outstanding under a previous credit facility with the same lender and to fund a portion of the purchase price for the Arctic Aurora acquisition. On June 23,
2014, the Partnership drew down in full the amount available under the respective facility, a part of which, along with the net proceeds from a follow on public common units offering concluded in June 2014 (Note 9), was utilized to fund the acquisition of the Arctic Aurora (Note 3(c)).The remainder of the amount drawn under the facility was used to fully repay the then outstanding principal and interest of the previous facility. The $340 Million Credit Facility is guaranteed by the Partnership, Dynagas Equity Holding Ltd. and Dynagas Operating LP and is secured by a first priority or preferred cross-collateralized mortgage on each of the Amur River, the Ob River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels. The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.
The $340 Million Credit Facility contains financial and other covenants that require the Partnership to maintain:
•      a maximum ratio of total consolidated liabilities of the Partnership's consolidated market  value adjusted total assets;
•      a minimum interest coverage ratio;
•      minimum consolidated liquidity of $24.0 million;
•      employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs and
•      a minimum hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility.
In addition, during the security period, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the $340 Million Credit Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.

$250 Million Senior Unsecured Notes due 2019
On September 15, 2014 the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019, (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. On September 25, 2014, consistent with their intended use, the net proceeds from this offering of approximately $244.9 million along with cash on hand funded the entire purchase price of the Yenisei River (Note 3(c)). The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

The Notes contain financial covenants that require the Partnership to:

•      maintain aggregate free liquidity, which includes the minimum liquidity held under the $340 Million Credit Facility, of at least $20.0 million;
•      a maximum ratio expressed as a percentage of total borrowings to total book assets and
•      maintain a certain minimum net worth level.
On terms similar with the $340 Million Credit Facility, the Notes restrict the Partnership from declaring or making any distributions if an event of default occurs.

$200 Million Term Loan Facility
On December 17, 2015, Navajo and Solana, wholly owned subsidiaries of the Partnership, entered, on a joint and several basis, into a facility agreement with a group of lenders (ABN AMRO N.V., KFW IPEX-Bank GMBH and DNB ASA), with ABN Amro NV acting as agent, for a senior secured term loan facility of up to $200.0 million, to partially finance the Lena River acquisition, further discussed in Note 3(c), and for working capital purposes. The financing agreement has a five year maturity profile, and is split in two vessel tranches, one for each of the vessels owned by Navajo and Solana, respectively, with each tranche being for a maximum $100.0 million. The $200 Million Term Loan Facility bears interest at LIBOR plus a margin. Each tranche is repayable in 20 consecutive quarterly installments of approximately $1.56 million each and a balloon payment of $68.8 million at maturity, such balloon payment and regular installments to be reduced pro-rata for a tranche of less than $100 million. On December 21, 2015, in connection with the Lena River acquisition, the Partnership drew down $133.3 million from the $200 Million Term Loan Facility, or $66.65 million per borrowing entity, being the first out of two advances of both vessel tranches. On January 5, 2016, the Partnership drew down the $66.7 million available undrawn commitments, or the second advance of both vessel tranches of the $200 Million Term Loan Facility (Note 13(a)). Of these amounts, $35.0 million were used at the same date to repay in full the credit financing provided by the Sponsor to the Partnership to acquire the Lena River (Note 3(c)).The $200 Million Term Loan Facility is unconditionally and irrevocably guaranteed by Dynagas Partners and is secured, amongst other, by a first priority cross-collateralized mortgage on each of the Yenisei River and the Lena River, a first priority specific assignment of the existing time charters, a first priority assignment of all insurances and earnings of the vessels and an assignment of any subsequent time charter of a duration of more than twelve months.

The $200 Million Term Loan Facility contains financial and other covenants similar to those of the $340 Million Credit Facility and the Notes that require the Partnership to maintain:
•      a maximum ratio of total consolidated liabilities of the Partnership's consolidated market  value adjusted total assets;
•      a minimum interest coverage ratio;
•      minimum consolidated liquidity of at least $25.0 million, which shall include the $24.0 million minimum consolidated liquidity requirement imposed under the $340 Million Credit Facility and
•      a minimum asset cover ratio, on a per vessel basis, being the ratio of the vessel's market value and the net realizable value of any additional security over the outstanding amount of the relevant tranche.
The $200 Million Term Loan Facility further imposes certain additional cash related restrictions that require the borrowing entities (Solana and Navajo) to:
•      maintain minimum liquidity of $2.5 million on a per vessel basis and
•      build up, by the third anniversary from drawdown date, a cash collateral reserve of $7.5 million per vessel on a designated account by 33 and 31 equal monthly installments for each of the Lena River and the Yenisei River, respectively, to the extent that a subsequent time charter contract with a minimum firm term until the credit facility maturity date at a minimum specified daily time charter rate has not been entered into. In case such charter contract is entered into, the funds will be released from each vessel's designated account. As of December 31, 2015, the borrowers were not yet bound to deposit any amounts into the respective accounts.
The $200 Million Term Loan Facility contains customary general undertakings that require the Partnership to limit shareholder loans with respect to the borrowers up to maximum amount, restrict additional indebtedness with respect to the borrowers and ensure that the Sponsor always maintains, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership. On terms similar with the $340 Million Credit Facility and the Notes, the $200 Million Term Loan Facility restricts the Partnership from paying any distributions if an event of default occurs.

The undrawn borrowing capacity under the Partnership's debt agreements as at December 31, 2015, and 2014 was $66.7 million and nil, respectively.
As of December 31, 2015, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
The annual principal payments for the Partnership's outstanding debt arrangements as at December 31, 2015, required to be made after the balance sheet date were as follows:
Year ending December 31,	Amount
2016	$28,333
2017	28,333
2018	28,333
2019	278,334
2020	120,000
2021 and thereafter	205,000

Total long term debt	$688,333

The Partnership's weighted average interest rate on its long-term debt for the years ended December 31, 2015, 2014 and 2013 was 4.5%, 3.8% and 2.4%, respectively.
Total interest incurred on long-term debt for the years ended December 31, 2015, 2014 and 2013, amounted to$25,926, $13,338 and $8,248, respectively and is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.
Commitment fees incurred for 2015, 2014 and 2013, amounted to $15, $360 and $327 respectively. Such fees are included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.